Non-controlling interest (Tables)	12 Months Ended
Oct. 31, 2021
Non-controlling interest.
Schedule of summarized financial information for the Company's subsidiaries which have non-controlling interests

	2021	2020
	$	$
Total current assets	6,137	2,540
Total non-current assets	38,577	3,696
Total current liabilities	(6,731)	(942)
Total non-current liabilities	(456)	(1,080)
Revenues for the year ended	17,869	6,011
Net income for the year ended	1,930	1,320

Schedule of net change in non-controlling interests

As at	October 31, 2021	October 31, 2020
	$	$
Balance, beginning of the year	1,552	(179)
Share of loss for the period - Saturninus Partners	346	614
Share of loss for the period - Meta	235	-
Share of loss for the period - FABCBD	78	-
Share of loss for the period - Blessed	21	-
Purchase of minority interest - KushBar	-	187
Purchase of Saturninus partners	-	930
Purchase of Meta	1,821	-
Purchase of FABCBD	1,262	-
Purchase of Blessed	864	-
Distribution - Saturninus Partners	(500)	-
Loss of control (Note 5)	(884)	-
	4,795	1,552